May 18, 2011

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: The Coventry Group; File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

On behalf of The Coventry Group, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 137 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, with respect to the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Boston Trust Midcap Fund, Walden Social Balanced Fund, Walden Social Equity Fund, Walden Midcap Fund and Walden Small Cap Innovations Fund. The main purpose of the filing is to add a new series, the Walden Midcap Fund, and to provide other updating information.

Very truly yours,

/s/ THOMPSON HINE LLP

THOMPSON HINE LLP

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THOMPSON HINE LLP ATTORNEYS AT LAW	10 West Broad Street Suite 700 Columbus, Ohio 43215-3435	www.ThompsonHine.com Phone 614.469.3200 Fax 614.469.3361